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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                                      Forum Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                            Austin Global Equity Fund
                         Investors High Grade Bond Fund
                               Investors Bond Fund
                              Investors Growth Fund
                            Maine Municipal Bond Fund
                             New Hampshire Bond Fund
                              Payson Balanced Fund
                                Payson Value Fund
                               TaxSaver Bond Fund


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3.   Investment Company Act File Number:    811-3023

      Securities Act File Number:            2-67052


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4(a).  Last day of fiscal year for which this Form is filed:

                                 March 31, 2000


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4(b).[ ] Check  box if  this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check  box if this is the last  time the  issuer  will be  filing  this
     Form.



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
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5.  Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                          -----------------------
                                                                                                            $0
                                                                                        -----------------------
(ii)    Aggregate price of securities redeemed or
        repurchased during the fiscal year:                          -------------------
                                                                            $74,744,193
                                                                     -------------------
(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:                                           -------------------
                                                                           $103,941,605
                                                                     -------------------

                                                                                        -----------------------
(iv)   Total available redemption credits [add Items 5(ii)                            -           $178,685,798
       and 5(iii)].                                                                     -----------------------

(v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                                            -----------------------
                                                                                                            --
                                                                                        -----------------------

----------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years               ($178,685,798)
        -- if Item 5(i) is less than Item 5(iv) [subtract Item       -------------------
       5(iv) from Item 5(i)]:
----------------------------------------------------------------------------------------

(vii)  Multiplier for determining registration fee (See
       Instruction C.9):                                                                -----------------------
                                                                                      x               0.000264
                                                                                        -----------------------

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)]  (enter "0" if no fee is due):                                          -----------------------
                                                                                      =                     $0
                                                                                        =======================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                2,939,703 shares

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                29,871,540 shares

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                         -----------------------
                                                       +                     $0
                                                         -----------------------

--------------------------------------------------------------------------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                         -----------------------
                                                       =                  $0.00
                                                         -----------------------



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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:   None

     Method of Delivery:
                                      [  ]    Wire Transfer
                                      [  ]    Mail or other means


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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Ronald H. Hirsch
                                      ------------------------------------
                                      Ronald H. Hirsch
                                      Treasurer

Date:  June 26, 2000

  *Please print the name and title of the signing officer below the signature.




--------------------------------------------------------------------------------